Joint ventures - Schedule of Joint Ventures (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Percentage of Ownership (%)	33.33%
Kelltech Limited
Disclosure of joint ventures [line items]
Country of incorporation	Mauritius
Principal place of Business	Mauritius
Percentage of Ownership (%)	50.00%	50.00%
Kelltechnology South Africa (RF) Proprietary Ltd
Disclosure of joint ventures [line items]
Country of incorporation	South Africa
Principal place of Business	South Africa
Percentage of Ownership (%)	33.00%	33.00%
Kellplant Proprietary Ltd
Disclosure of joint ventures [line items]
Country of incorporation	South Africa
Principal place of Business	South Africa
Percentage of Ownership (%)	33.00%	33.00%